Note 10 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Net operating loss carryforwards	$ 6,307	$ 4,807
Research credit carryforwards	235	235
Stock-based compensation	1,230	971
Other	72	71
Deferred tax assets	7,844	6,084
Valuation allowance	(7,844)	(5,801)
Deferred tax assets, net of valuation allowance		283
Beneficial conversion feature, net		(283)
Deferrred tax liabilities		(283)
Net deferred tax asset	$ 0	$ 0